ARDENT MINES LIMITED - AUDITED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT July 27, 2000 (Inception) Through June 30, 2011 (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During Exploration Stage	Total
Balance at Jul. 26, 2000
Shares issued for services, Value	$ 50	$ 274,950		$ 275,000
Shares issued for services (in Shares)	5,000,000
Net loss			(288,255)	(288,255)
Balance at Jun. 30, 2001	50	274,950	(288,255)	(13,255)
Balance, Shares (in Shares) at Jun. 30, 2001	5,000,000
Net loss			(9,982)	(9,982)
Balance at Jun. 30, 2002	50	274,950	(298,237)	(23,237)
Balance, Shares (in Shares) at Jun. 30, 2002	5,000,000
Net loss			(1,719)	(1,719)
Balance at Jun. 30, 2003	50	274,950	(299,956)	(24,956)
Balance, Shares (in Shares) at Jun. 30, 2003	5,000,000
Net loss			(62,793)	(62,793)
Shares issued for cash, Value	10	101,435		101,445
Shares issued for cash, Shares (in Shares)	1,014,450
Balance at Jun. 30, 2004	60	376,385	(362,749)	13,696
Balance, Shares (in Shares) at Jun. 30, 2004	6,014,450
Net loss			(16,740)	(16,740)
Balance at Jun. 30, 2005	60	376,385	(379,489)	(3,044)
Balance, Shares (in Shares) at Jun. 30, 2005	6,014,450
Net loss			(12,464)	(12,464)
Balance at Jun. 30, 2006	60	376,385	(391,953)	(15,508)
Balance, Shares (in Shares) at Jun. 30, 2006	6,014,450
Net loss			(40,299)	(40,299)
Imputed interest on related party payable		1,290		1,290
Balance at Jun. 30, 2007	60	377,675	(432,252)	(54,517)
Balance, Shares (in Shares) at Jun. 30, 2007	6,014,450
Net loss			(47,170)	(47,170)
Shares issued for cash, Value	82	82,350		82,432
Shares issued for cash, Shares (in Shares)	8,243,200
Balance at Jun. 30, 2008	142	460,025	(479,422)	(19,255)
Balance, Shares (in Shares) at Jun. 30, 2008	14,257,650
Net loss			(26,160)	(26,160)
Balance at Jun. 30, 2009	142	460,025	(505,582)	(45,415)
Balance, Shares (in Shares) at Jun. 30, 2009	14,257,650
Shares issued for services, Value	5	2,299,995		2,300,000
Shares issued for services (in Shares)	500,000
Net loss			(6,100,322)	(6,100,322)
Shares issued for cash, Value	6	2,028,174		2,028,180
Shares issued for cash, Shares (in Shares)	556,000
Options expense		1,997,730		1,997,730
Balance at Jun. 30, 2011	$ 160	$ 6,792,917	$ (6,607,303)	$ 185,774
Balance, Shares (in Shares) at Jun. 30, 2011	16,013,650